Earnings Per Share [Details] (USD $) In Thousands, except Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Computation of basic and diluted earnings per share
Numerator for basic and diluted earnings per share - net income attributable to common stockholders	$ 39,988	$ (4,563)	$ 45,646	$ 25,812	$ 31,700	$ 19,130	$ 59,240	$ 61,119	$ 106,882		$ 171,190		$ 260,098
Basic									127,656,000		114,207,000		93,732,000
Effect of dilutive securities:
Employee stock options									125,000				82,000
Non-vested restricted shares									420,000		405,000		443,000
Convertible senior unsecured notes									7,000				52,000
Dilutive potential common shares									552,000		405,000		577,000
Diluted									128,208,000		114,612,000		94,309,000
Basic earnings per share	$ 0.29	$ 0.04	$ 0.37	$ 0.21	$ 0.26	$ 0.17	$ 0.53	$ 0.56	$ 0.84	[1]	$ 1.50	[1]	$ 2.77	[1]
Diluted earnings per share	$ 0.29	$ 0.04	$ 0.37	$ 0.21	$ 0.26	$ 0.17	$ 0.53	$ 0.56	$ 0.83	[1]	$ 1.49	[1]	$ 2.76	[1]
Earnings Per Share (Textuals) [Abstract]
Securities Excluded From Computation Of Diluted Earnings Per Share									280,000		351,000		0

[1]	Amounts may not sum due to rounding